OTHER (INCOME) EXPENSES (Schedule of Bad Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER (INCOME) EXPENSES [Abstract]
Balance at beginning of period	$ 2,084	$ 1,726	$ 134
Provision of period	2,306	358	1,592
Balance at end of period	$ 4,390	$ 2,084	$ 1,726